Premises and Equipment	12 Months Ended
Dec. 31, 2023
Premises and Equipment
Premises and Equipment

Note 5:   Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2023	2022

	(In thousands)
Land, buildings and improvements	$22,927	$20,493
Furniture and equipment	15,398	15,567
Computer software	2,546	2,460
	40,871	38,520
Less accumulated depreciation	(25,887)	(26,376)
Net premises and equipment	$14,984	$12,144

Depreciation and amortization charged to operations was $997,000 in 2023 and $1,013,000 in 2022.